VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITIES
Summarized impact of the entity's interest in the Fund on earnings, cash flows and financial position

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Revenues	416	403	288
Operating and administrative expense	(135)	(126)	(83)
Depreciation and amortization	(136)	(130)	(87)
Income from equity investments	72	57	54
Interest expense	(59)	(91)	(68)
Income taxes	(43)	(27)	(35)
Earnings	115	86	69
Loss attributable to noncontrolling interests	11	24	12
Earnings attributable to Enbridge Inc.	126	110	81
Cash flows
Cash provided by operating activities	277	260	200
Cash used in investing activities	(1,806)	(98)	(160)
Cash provided by/(used in) financing activities	1,531	(323)	1,495
Increase/(decrease) in cash and cash equivalents	2	(161)	1,535

December 31,	2014	2013
(millions of Canadian dollars)
Current assets	114	84
Property, plant and equipment, net	2,226	2,317
Long-term investments	441	227
Deferred amounts and other assets1	1,304	130
Current liabilities	(149)	(388)
Long-term debt	(2,544)	(1,364)
Other long-term liabilities	(79)	(26)
Deferred income taxes	(441)	(426)
Net assets before noncontrolling interests	872	554
1	Includes an investment of $945 million in Class A units of Enbridge subsidiaries by the Fund completed in November 2014.